Shareholder Report, Line Graph (Details) 199541_WBI Power Factor High Dividend ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 19, 2016	Jun. 30, 2026
WBI Power Factor High Dividend ETF
Account Value [Line Items]
Line Graph and Table Measure Name											WBI Power Factor High Dividend ETF NAV
Accumulated Value	$ 18,023	$ 16,986	$ 14,523	$ 13,749	$ 13,944	$ 9,108	$ 11,278	$ 11,656	$ 9,836	$ 10,000	$ 22,501
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	31,735	27,556	22,124	18,499	20,696	14,699	13,673	12,383	10,827	10,000	$ 38,820
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Value Total Return
Accumulated Value	$ 20,667	$ 18,240	$ 16,151	$ 14,522	$ 15,693	$ 10,793	$ 11,916	$ 11,101	$ 10,351	$ 10,000	$ 26,408